Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ 2,333,072	$ (587,600)	$ (1,448)	$ (6,867,161)
Interest earned on investments held in Trust Account	(16,401)	(4,075)		(16,200)
Adjustments to reconcile net loss to net cash used in operating activities:
Warrant issue costs		115,404		115,404
Unrealized (gain) loss on change in fair value of warrant liability	(3,262,458)	296,167		3,322,267
Changes in operation assets and liabilities:
Decrease deferred offering costs		80,000
Decrease (increase) in prepaid expenses	136,504	(896,632)		(612,449)
Increase in accounts payable and accrued expenses	394,913	12,000	450	2,621,467
Increase (decrease) in due to related party	456,250	(998)	998	190,252
Net cash provided by (used in) operating activities	41,880	(985,734)		(1,246,420)
Cash flows from investing activities:
Proceeds deposited in Trust Account		(172,500,000)		(172,500,000)
Net cash used in investing activities		(172,500,000)		(172,500,000)
Cash flows from financing activities:
Proceeds from note payable – related party		40,000		40,000
Repayment of note payable – related party		(40,000)		(40,000)
Proceeds from issuance of Class B common stock			25,000
Proceeds from issuance of Class A common stock		172,500,000		172,500,000
Proceeds from issuance of private placement units		5,200,000		5,200,000
Payment of underwriting discounts		(3,450,000)		(3,450,000)
Payment of offering expenses		(436,189)		(485,256)
Net cash provided by financing activities		173,813,811	25,000	173,764,744
Increase in cash	41,880	328,077	25,000	18,324
Cash, beginning of year	43,324	25,000		25,000
Cash, end of period	85,204	353,077	25,000	43,324	$ 25,000
Supplemental disclosures:
Interest paid
Taxes paid
Supplemental disclosure of noncash investing and financial activities:
Initial value of Class A ordinary shares subject to possible redemption		172,500,000		172,500,000
Initial classification of warrant liability				5,276,966
FaZe Clan Inc.
Cash flows from operating activities:
Net income (loss)	(9,541,000)	(5,703,000)		(36,866,000)	(28,777,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	8,000	(19,000)		75,000	(54,000)
Additions to content asset	(313,000)			(474,000)
Depreciation & amortization expense	236,000	222,000		1,021,000	741,000
Stock-based compensation expense	1,150,000			1,637,000	20,000
Non-cash interest expense	1,851,000	904,000		5,467,000	3,105,000
Foreign exchange impact					796,000
Other	(37,000)	(74,000)		(73,000)
Changes in operation assets and liabilities:
Accounts receivable and contract assets	789,000	(2,581,000)		(4,174,000)	664,000
Inventory	6,000	40,000		53,000	163,000
Prepaid expenses and other assets	180,000	(1,456,000)		(481,000)	(163,000)
Contract assets				(2,770,000)	817,000
Increase in accounts payable and accrued expenses	(698,000)	(478,000)		4,685,000	4,942,000
Contract liabilities	(3,334,000)	1,273,000		6,790,000	854,000
Other current liabilities	(7,000)	(16,000)		(70,000)	36,000
Net cash provided by (used in) operating activities	(9,710,000)	(7,888,000)		(25,180,000)	(16,856,000)
Cash flows from investing activities:
Proceeds deposited in Trust Account	(1,903,000)	(43,000)
Net cash used in investing activities	(2,067,000)	(88,000)		(1,705,000)	(791,000)
Purchase of property, plant and equipment				(730,000)	(668,000)
Purchase of intangible assets	(164,000)	(45,000)		(840,000)	(123,000)
Issuance of note receivable				(135,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of loan principal				(385,000)	(26,144,000)
Proceeds from issuance of term loan	10,000,000				1,123,000
Proceeds from issuance of convertible debt		10,000,000		40,675,000	35,350,000
Issuance of common stock in connection with exercise of stock options	64,000			36,000
Payment of deferred transaction costs	(725,000)
Payment of debt issuance costs		(96,000)		(254,000)	(250,000)
Cash flows from financing activities:
Net cash provided by financing activities	9,339,000	9,904,000		40,072,000	10,079,000
Increase in cash	(2,438,000)	1,928,000		13,187,000	(7,568,000)
Cash, beginning of year	17,618,000	4,431,000		4,431,000	11,999,000
Cash, end of period	15,180,000	6,359,000	4,431,000	17,618,000	4,431,000
RECONCILIATION TO CONSOLIDATED BALANCE SHEETS
Cash	14,580,000	6,359,000	4,431,000	17,018,000	4,431,000
Restricted cash	600,000			600,000
Cash and restricted cash	15,180,000	6,359,000	$ 4,431,000	17,618,000	4,431,000
SUPPLEMENTAL DISCLOSURE FOR OPERATING ACTIVITIES:
Cash paid for interest					1,041,000
SUPPLEMENTAL DISCLOSURE FOR NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock in connection with litigation settlement				720,000
Capitalization of deferred transaction costs included in accounts payable	2,406,000			$ 4,899,000
Purchase of property, plant and equipment in accrued expenses	$ 1,019,000